UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Capital LLC
Address: 525 Middlefield Road, Suite 210
         Menlo Park, CA  94025

13F File Number:  028-05273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     Member
Phone:     650-325-9700

Signature, Place, and Date of Signing:

 /s/  Douglas F. Whitman     Menlo Park, CA     February 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $99,740 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIONS SEMICONDUCTOR CO LTD   ADR              00507E107      453   215894 SH       SOLE                   215894        0        0
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306     2717   514583 SH       SOLE                   514583        0        0
CEVA INC                       COM              157210105    20478   996005 SH       SOLE                   996005        0        0
CITRIX SYS INC                 COM              177376100    18812   275108 SH       SOLE                   275108        0        0
EXTREME NETWORKS INC           COM              30226D106     1824   584484 SH       SOLE                   584484        0        0
GEEKNET INC                    COM NEW          36846Q203     3354   132265 SH       SOLE                   132265        0        0
KEYNOTE SYS INC                COM              493308100     5870   396626 SH       SOLE                   396626        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    16889   919364 SH       SOLE                   919364        0        0
OMNIVISION TECHNOLOGIES INC    COM              682128103     3455   116065 SH       SOLE                   116065        0        0
QLOGIC CORP                    COM              747277101    11778   692416 SH       SOLE                   692416        0        0
RIVERBED TECHNOLOGY INC        COM              768573107    12356   339542 SH       SOLE                   339542        0        0
SMART MODULAR TECHNOLOGIES I   ORD SHS          G82245104     1754   302857 SH       SOLE                   302857        0        0